Investment Securities (Changes in Cumulative Credit Loss Impairments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Cumulative Credit Loss Impairments Recognized on Debt Securities
Cumulative credit loss impairments recognized, beginning of period	$ 474	$ 392	$ 512
Credit loss impairments recognized on securities not previously impaired	0	121	14
Incremental credit loss impairments recognized on securities previously impaired	4	25	24
Less: credit loss impairments previously recognized on securities sold during the period	302	64	158
Cumulative credit loss impairments recognized, end of period	$ 176	$ 474	$ 392